SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,208	$ 178
Less - accumulated depreciation		(209)	(113)
Total property and equipment, net	$ 2,591	1,999	65
Laboratory Equipment and Others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,180	152
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		8	8
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		5	5
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 15	$ 13